Consolidated Statements of Financial Position - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-Current Assets
Property, plant and equipment	€ 67,848	€ 76,183
Right-of-use assets	32,175	35,423
Intangible assets	76,101	94,049
Goodwill	11,178	13,385
Non-current financial assets	1,350	1,521
Tax credit receivables	6,047	6,056
Total Non-Current Assets	194,699	226,617
Current Assets
Inventories	70,082	92,478
Trade and other financial receivables	29,671	43,416
Other receivables	5,866	8,429
Other current financial assets	26,110	5,810
Other current assets / deferred charges	2,007	1,276
Advance payments	4,595	4,357
Cash and cash equivalents	20,036	101,158
Total Current Assets	158,367	256,924
Total Assets	353,066	483,541
Equity
Share capital	55,243	50,352
Share premium	531,113	481,615
Accumulated deficit	(569,175)	(420,195)
Other equity components	34,835	32,149
Foreign currency translation reserve	12,784	5,868
Total Equity attributable to owners of the Company	64,800	149,789
Non-controlling interest	(2,222)	22
Total equity	62,578	149,811
Non-Current Liabilities
Loans and borrowings	66,659	80,861
Lease liabilities	31,742	34,063
Provisions	3,064	13,836
Government grants	7,216	4,849
Deferred tax liabilities	3,412	9,347
Long term deferred income	2,644
Total Non-Current Liabilities	114,737	142,956
Current Liabilities
Loans and borrowings	131,810	126,496
Derivative warrants liabilities	2,168	3,119
Lease liabilities	4,664	4,914
Trade and other financial payables	29,052	45,081
Other payables	3,071	6,209
Provisions	2,349	1,752
Government grants	585	551
Contract liabilities	2,052	2,652
Total Current Liabilities	175,751	190,774
Total Liabilities	290,488	333,730
Total Equity and Liabilities	€ 353,066	€ 483,541